UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-06670

CREDIT SUISSE INSTITUTIONAL FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Institutional Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to October 31, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUND

Annual Report

October 31, 2008

CREDIT SUISSE INSTITUTIONAL FUND, INC.

■  ASIA BOND PORTFOLIO

The Portfolio's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of October 31, 2008; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report
October 31, 2008 (unaudited)

December 1, 2008

Dear Shareholder:

For the annual period ended October 31, 2008, Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio1 had a decrease of -19.87% versus a loss of -6.42% for its benchmark, the HSBC Asian Local Bond Index.2

Market Review: Fundamentals remain strong despite falling markets

The 12-month period ended October 31, 2008, was one of the most volatile years ever for Asian fixed income. As local interest rates moved lower, following the downward movement of U.S. rates, and the weakness in equity markets increased demand for bonds, Asian local currency bonds performed well from late 2007 until the end of Q1 2008. Over the same period, Asian currencies remained on an appreciation trend as export growth was robust and the China Yuan Renminbi (CNY) was still under great revaluation pressure.

However, inflation sparked up sharply in Q2 as commodities prices surged. As a result, Asian local bond yields dropped to levels not seen since 2005.

In the third quarter of 2008, the global economy and market environment reversed. The quarter started with a series of worse than expected economic data reports from Japan, the United States and the Euro-zone. This was followed by a collapse in commodities prices as the hope that emerging economies could decouple from the developed world faded and worries about a global growth slowdown drove sharp changes in market sentiment. The negative price action resulting from the high volume of sell orders quickly spread across all asset classes. The speed and magnitude of these asset price collapses was a hardship for many major financial institutions around the world, with the Lehman Brothers bankruptcy marking the beginning of a global banking crisis.

Government bond yields in the region rallied in Q3 2008, though yields headed toward multi-year lows in some markets. Additionally, most Asian currencies depreciated by 5 – 8% against the U.S. Dollar from the peak as the gloomy outlook for global growth led to capital outflows from the region's stock markets.

Asian credit markets may have suffered their steepest loss since the Asian financial crisis of 1997. The sell-off in Asian credits was the result of an indiscriminate risk reduction by leveraged investors worldwide, rather than any material deterioration of Asian issuers' fundamentals.

Strategic Review and Outlook: There are strong investment values to be had

For the annual period ended October 31, 2008, though currency management contributed positively to performance, the Fund underperformed the

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

benchmark. This underperformance was mainly due to the Fund's USD credit exposure, as the benchmark has no exposure to this sector.

The portfolio currently remains defensively positioned as we expect the global economic slowdown will cause some slowing in prospects for the region. Nevertheless, we believe fundamentals of the Asian region remain generally unchanged and should support an appreciation in Asian currencies in the medium term. Furthermore, following the recent sell-off in Asian credit, the sector appears cheap and we are looking to exploit some opportunities as they arise.

In our opinion, economic activity in the region will likely experience a cyclical downturn in coming quarters, and exports, employment and investments will be hit. We expect that small open economies such as Hong Kong, Singapore and Taiwan will be most affected, while China and Indonesia may come under less pressure.

Additionally, we expect Asian currencies to remain under pressure in the next 1 – 2 quarters, while government bonds should be well supported. Credit spreads in the region are now comparable to levels following the Asian financial crisis. Nonetheless, sovereign ratings and company fundamentals are much stronger now than they were 10 years ago and are, we believe, indicative of a great investment value for long term investors.

The Credit Suisse Asia Bond Management Team

Robert Mann
Thomas Kwan
Victor Rodriguez
Adam McCabe

Fixed income investing entails credit risks and interest rate risks. Typically, when interest rates rise, the market value of fixed income securities generally declines and the share price of the Portfolio can fall. Additionally, the Portfolio may involve a greater degree of risk than other funds that invest in larger, more-developed markets. International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are heightened for emerging-market investments.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

High-yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risk than those found in higher rated securities. The Portfolio is non-diversified, which means that it may invest a greater proportion of its assets in the securities of a smaller number of issuers and may, therefore, be subject to greater volatility.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $1,000,000 Investment in the
Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio1 and the
HSBC Asian Local Bond Index2 from Inception (5/01/07).

Average Annual Returns as of September 30, 20081

1 Year	Since Inception
(6.15)%	(3.16)%

Average Annual Returns as of October 31, 20081

1 Year	Since Inception
(19.87)%	(11.40)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios are 0.61%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The HSBC Asian Local Bond Index (ALBI), tracks the total return performance of a bond portfolio which consists of local currency denominated high quality and liquid bonds in Asia ex-Japan. The ALBI includes bonds from the following countries/region: Korea, Hong Kong SAR, India, Singapore, Taiwan, Malaysia, Thailand, Philippines, Indonesia and China. Investors cannot invest directly in an index.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2008.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2008

Actual Portfolio Return
Beginning Account Value 5/1/08	$1,000.00
Ending Account Value 10/31/08	$798.80
Expenses Paid per $1,000*	$2.80
Hypothetical 5% Portfolio Return
Beginning Account Value 5/1/08	$1,000.00
Ending Account Value 10/31/08	$1,022.02
Expenses Paid per $1,000*	$3.15
Annualized Expense Ratios*	0.62%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	13.0%
AA	4.5%
A	45.5%
BBB	11.4%
BB	13.4%
B	0.7%
CCC	0.7%
NR	0.9%
Subtotal	90.1%
Short-Term Investments	9.9%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Schedule of Investments
October 31, 2008

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS (81.3%)
Australia (6.8%)
Banks (4.1%)
1,500	USD	Commonwealth Bank of Australia, Series EMTN, Senior Subordinated Notes (Callable 08/11/09 @ $100.00)#	(AA-, Aa2)	08/11/14	3.103	$1,469,127
9,000	USD	Commonwealth Bank of Australia, Series EMTN, Subordinated Notes (Callable 12/15/11 @ $100.00)#	(AA-, Aa2)	12/15/16	3.039	8,408,700
1,500	USD	National Australia Bank, Ltd., Series EMTN, Subordinated Notes (Callable 06/23/09 @ $100.00)#	(AA-, Aa2)	06/23/14	3.510	1,374,241
						11,252,068
Collateral CMO (2.7%)
1,584	USD	Medallion Trust, Series 2007-1G, Class A 1#^^	(AAA, Aaa)	02/27/39	2.850	1,484,869
6,427	USD	Progress Trust, Series 2007-1G, Class A 1, Rule 144A#‡^^	(AAA, Aaa)	08/19/38	2.879	6,086,650
						7,571,519
TOTAL AUSTRALIA						18,823,587
China (2.6%)
Forest Products (1.3%)
5,900	USD	Sino-Forest Corp., Series REGS, Company Guaranteed Notes§	(BB, Ba2)	08/17/11	9.125	3,687,500
Retail (1.3%)
4,000	USD	Parkson Retail Group, Ltd., Company Guaranteed Notes (Callable 5/30/10 @ $103.56)	(BB, Ba1)	05/30/12	7.125	3,680,000
TOTAL CHINA						7,367,500
Hong Kong (6.1%)
Banks (0.9%)
4,000	USD	Wing Hang Bank, Ltd., Series EMTN, Subordinated Notes (Callable 04/20/17 @ $100.00)	(NR, A3)	04/20/17	6.000	2,334,600
Chemicals (0.6%)
1,686	USD	Towngas China Company, Ltd., Company Guaranteed Notes	(BBB-, Baa3)	09/23/11	8.250	1,722,822
Consumer/Commercial/Lease Financing (3.2%)
2,500	USD	Hutchinson Whampoa Finance, Ltd., Rule 144A, Company Guaranteed Notes‡	(A-, A3)	08/01/17	7.450	1,958,040
11,000	USD	Hutchison Whampoa International 03/33, Ltd., Series REGS, Company Guaranteed Bonds	(A-, A3)	11/24/33	7.450	6,914,787
						8,872,827

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Schedule of Investments (continued)
October 31, 2008

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
Hong Kong
Diversified Financials (0.8%)
3,000	USD	PCCW-HWT Capital No. 2, Ltd., Series REGS, Company Guaranteed Notes	(BBB, Baa2)	07/15/13	6.000	$2,265,966
Property (0.6%)
2,500	USD	Wharf Finance, Ltd., Series EMTN, Notes§	(BBB, NR)	11/06/17	6.125	1,745,315
TOTAL HONG KONG						16,941,530
India (1.2%)
Electric - Generation (0.8%)
3,000	USD	NTPC, Ltd., Series EMTN, Notes	(BBB-, NR)	03/02/16	5.875	2,301,114
Metals & Mining (0.4%)
1,400	USD	Vedanta Resources PLC, Series REGS, Senior Unsecured Notes	(BB, Ba1)	02/22/10	6.625	1,071,000
TOTAL INDIA						3,372,114
Indonesia (10.4%)
Automobile Parts & Equipment (0.6%)
4,450	USD	GT 2005 Bonds BV, Company Guaranteed Bonds	(B, B2)	07/21/10	10.250	1,705,058
Sovereign (9.1%)
8,600	USD	Indonesia Goverment Bonds, Credit Linked Notes	(BB+, Ba3)	06/22/13	14.250	5,535,270
6,500	USD	Indonesia Goverment Bonds, Rule 144A, Credit Linked Notes#‡	(BB+, Ba3)	12/18/13	14.275	5,434,006
8,600	USD	Indonesia Goverment Bonds, Credit Linked Notes#	(BB+, Ba3)	10/17/14	9.570	5,242,698
100,250,000	IDR	Indonesia Government, Series FR26, Bonds	(BB+, Ba3)	10/15/14	11.000	7,135,556
34,000,000	IDR	Indonesia Government, Series FR40, Bonds	(BB+, Ba3)	09/15/25	11.000	1,975,936
						25,323,466
Transportation (0.7%)
6,510	USD	BLT Finance BV, Company Guaranteed Notes (Callable 05/15/12 @ $103.75)	(CCC+, NR)	05/15/14	7.500	1,819,421
TOTAL INDONESIA						28,847,945
Malaysia (4.8%)
Banks (0.8%)
2,500	USD	Public Bank Berhad, Subordinated Notes (Callable 06/20/12 @ $100.00)	(BBB+, A3)	06/20/17	5.000	2,086,117
Oil & Gas (2.2%)
6,400	USD	Petronas Capital, Ltd., Series REGS, Company Guaranteed Notes	(A-, A1)	05/22/12	7.000	6,179,347
Sovereign (1.8%)
6,700	USD	Sarawak International, Inc., Company Guaranteed Notes	(A-, Baa1)	08/03/15	5.500	5,056,986
TOTAL MALAYSIA						13,322,450

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Schedule of Investments (continued)
October 31, 2008

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
Singapore (9.0%)
Sovereign (9.0%)
15,000	SGD	Singapore Government Bonds^^	(AAA, Aaa)	10/01/12	2.500	$10,315,409
20,000	SGD	Singapore Government Bonds	(AAA, Aaa)	09/01/18	4.000	14,662,686
TOTAL SINGAPORE						24,978,095
South Korea (38.6%)
Banks (7.4%)
7,800	KRW	Hana Bank, Series GMTN, Subordinated Notes (Callable 4/12/12 @ $100.00)+	(BBB+, A2)	04/12/17	5.375	5,360,971
9,500	KRW	National Agricultural Cooperative Federation, Series EMTN, Subordinated Notes (Callable 04/26/12 @ $100.00)#	(A-, A2)	04/26/17	5.375	7,213,892
6,500	KRW	Shinhan Bank, (Callable 09/20/16 @ $100.00)#	(BBB, A3)	09/20/36	6.819	3,134,404
6,000	KRW	Shinhan Bank, Series EMTN, Subordinated Notes (Callable 07/15/10 @ $100.00)#	(BBB, A2)	07/15/15	5.125	4,808,706
						20,517,973
Electric Utilities (1.7%)
5,300	KRW	Korea Midland Power Company, Ltd.	(A-, A1)	02/11/13	5.375	4,608,419
Sovereign (29.5%)
15,000,000	KRW	Korea National Housing, Series 0711 Bonds	(A+, A2)	11/30/12	3.000	10,938,398
98,000,000	KRW	Korean Government CPI Linked, Series 1703, Bonds	(A, A2)	03/10/17	2.750	71,334,769
						82,273,167
TOTAL SOUTH KOREA						107,399,559
Taiwan (0.7%)
Banks (0.7%)
3,000	USD	Chinatrust Commercial Bank, Series REGS, Subordinated Notes (Callable 03/17/15 @ $100.00)	(BBB, Baa1)	03/17/15	5.625	1,977,276
TOTAL TAIWAN						1,977,276
Thailand (1.1%)
Banks (0.5%)
2,500	USD	Bangkok Bank PCL, Series REGS, Subordinated Notes	(BBB, Baa1)	03/15/29	9.025	1,449,008

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Schedule of Investments (continued)
October 31, 2008

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
Thailand
Chemicals (0.6%)
1,500	USD	Aromatics (Thailand) PCL, Unsecured Notes	(BBB, Baa2)	07/20/12	5.500	$1,307,673
500	USD	IRPC PCL, Unsubordinated Notes	(BBB-, Baa3)	05/25/17	6.375	377,508
						1,685,181
TOTAL THAILAND						3,134,189
TOTAL BONDS (Cost $310,519,055)						226,164,245
Number of Shares
SHORT-TERM INVESTMENTS (9.7%)
2,162,144		State Street Navigator Prime Fund§§				2,162,144
Par (000)
$24,921		State Street Bank and Trust Co. Euro Time Deposit		11/03/08	0.010	24,921,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,083,144)						27,083,144
TOTAL INVESTMENTS AT VALUE (91.0%) (Cost $337,602,199)						253,247,389
OTHER ASSETS IN EXCESS OF LIABILITIES (9.0%)						25,152,455
NET ASSETS (100.0%)						$278,399,844

INVESTMENT ABBREVIATIONS

EMTN = Euro Medium Term Note

GMTN = Global Medium Term Note

NR = Not Rated

REGS = Regulation S

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities amounted to a value of $13,478,696 or 4.8% of net assets.

#  Variable rate obligations — The interest rate is the rate as of October 31, 2008.

^^  Collateral segregated for swap contracts.

+  Step Bond — The interest rate is as of October 31, 2008 and will reset at a future date.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

IDR = Indonesian Rupiah

KRW = South Korean Won

SGD = Singapore Dollar

USD = U.S. Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Statement of Assets and Liabilities
October 31, 2008

Assets
Investments at value, including collateral for securities on loan of $2,162,144 (Cost $337,602,199) (Note 2)	$253,247,389[1]
Cash	424
Foreign currency at value (cost $824,524)	737,417
Unrealized appreciation on open swap contracts (Note 2)	58,666,843
Unrealized appreciation on forward currency contracts (Note 2)	33,041,350
Cash segregated at brokers for futures contracts	4,662,391
Interest receivable	3,298,143
Variation margin receivable (Note 2)	2,102,001
Receivable for open swap contracts	1,633,906
Receivable for fund shares sold	1,304,740
Recievable for closed swap contracts	436,478
Prepaid expenses and other assets	44,525
Total Assets	359,175,607
Liabilities
Advisory fee payable (Note 3)	131,815
Administrative services fee payable (Note 3)	37,390
Unrealized depreciation on open swap contracts (Note 2)	43,976,859
Unrealized depreciation on forward currency contracts (Note 2)	33,516,565
Payable upon return of securities loaned (Note 2)	2,162,144
Payable for fund shares redeemed	517,184
Premiums paid on open swap contracts	326,607
Directors' fee payable	4,564
Other accrued expenses payable	102,595
Total Liabilities	80,775,723
Net Assets
Capital stock, $.001 par value (Note 6)	35,082
Paid-in capital (Note 6)	363,390,439
Undistributed net investment income	1,202,591
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(18,043,203)
Net unrealized depreciation on investments, futures contracts, swap contracts and foreign currency translations	(68,185,025)
Net Assets	$278,399,884
Shares outstanding	35,081,967
Net asset value, offering price, and redemption price per share	$7.94

1  Including $2,121,213 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Statement of Operations
For the Year Ended October 31, 2008

Investment Income (Note 2)
Interest	$31,651,345
Securities lending	79,620
Foreign taxes withheld	(840,530)
Total investment income	30,890,435
Expenses
Investment advisory fees (Note 3)	3,194,577
Administrative services fees (Note 3)	207,766
Custodian fees	281,441
Legal fees	56,419
Offering costs (Note 3)	41,655
Audit and tax fees	38,850
Printing fees (Note 3)	22,602
Registration fees	16,279
Insurance expense	14,178
Directors' fees	9,669
Transfer agent fees	8,211
Commitment fees (Note 4)	7,147
Total expenses	3,898,794
Net investment income	26,991,641
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized loss from investments	(24,371,514)
Net realized loss from futures contracts	(16,159,446)
Net realized gain from swap contracts	7,963,757
Net realized loss from foreign currency transactions	(1,420,148)
Net change in unrealized appreciation (depreciation) from investments	(86,354,539)
Net change in unrealized appreciation (depreciation) from futures contracts	2,757,274
Net change in unrealized appreciation (depreciation) from swap contracts	11,809,515
Net change in unrealized appreciation (depreciation) from foreign currency translations	(3,070,555)
Net realized and unrealized loss from investments, futures contracts, swap contracts and foreign currency related items	(108,845,656)
Net decrease in net assets resulting from operations	$(81,854,015)

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Statements of Changes in Net Assets

	For the Year Ended October 31, 2008	For the Period Ended October 31, 2007[1]
From Operations
Net investment income	$26,991,641	$7,874,241
Net realized gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions	(33,987,351)	1,886,058
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	(74,858,305)	6,673,280
Net increase (decrease) in net assets resulting from operations	(81,854,015)	16,433,579
From Dividends and Distributions
Dividends from net investment income	(12,311,090)	(6,464,366)
Distributions from net realized gains	(872,091)	—
Distributions from return of capital	(9,621,578)	—
Net decrease in net assets resulting from dividends and distributions	(22,804,759)	(6,464,366)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	840,562,342	476,521,491
Reinvestment of dividends and distributions	3,294	—
Net asset value of shares redeemed	(895,859,831)	(48,137,851)
Net increase (decrease) in net assets from capital share transactions	(55,294,195)	428,383,640
Net increase (decrease) in net assets	(159,952,969)	438,352,853
Net Assets
Beginning of period	438,352,853	—
End of period	$278,399,884	$438,352,853
Undistributed net investment income	$1,202,591	$3,153,450

1  For the period May 1, 2007 (commencement of operations) through October 31, 2007.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Year Ended October 31, 2008	For the Period Ended October 31, 2007[1]
Per share data
Net asset value, beginning of period	$10.23	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.43	0.22
Net gain (loss) on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(2.41)	0.18
Total from investment operations	(1.98)	0.40
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.17)	(0.17)
Distributions from net realized gains	(0.01)	—
Distributions from return of capital	(0.13)	—
Total dividends and distributions	(0.31)	(0.17)
Net asset value, end of period	$7.94	$10.23
Total return[3]	(19.87)%	4.05%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$278,400	$438,353
Ratio of expenses to average net assets	0.61%	0.65%[4]
Ratio of net investment income to average net assets	4.22%	4.41%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.01%[4]
Portfolio turnover rate	96%	18%

1  For the period May 1, 2007 (commencement of operations) through October 31, 2007.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements
October 31, 2008

Note 1. Organization

Credit Suisse Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company and currently offers two managed investment funds, one of which, the Asia Bond Portfolio (the "Portfolio"), is contained in this report. The Portfolio's objective is to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its' current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2008, the Portfolio had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Open Forward Foreign Currency Contracts with Unrealized Appreciation
USD	9,161,935	INR	403,400,000	12/05/08	$(9,161,935)	$(8,093,469)	$1,068,466
JPY	721,912,500	USD	6,900,000	11/19/08	6,900,000	7,344,282	444,282
INR	909,100,000	USD	18,266,024	11/03/08	18,266,024	18,384,227	118,203
USD	20,000,000	INR	909,100,000	11/03/08	(20,000,000)	(18,384,227)	1,615,773
USD	5,400,000	IDR	50,841,000,000	11/06/08	(5,400,000)	(4,661,960)	738,040
USD	28,697,359	IDR	270,530,000,000	11/06/08	(28,697,359)	(24,806,749)	3,890,610
JPY	553,029,750	USD	5,250,000	11/19/08	5,250,000	5,626,176	376,176
JPY	1,834,350,000	USD	17,500,000	11/19/08	17,500,000	18,661,520	1,161,520
JPY	3,000,000,000	USD	27,530,008	11/19/08	27,530,008	30,520,109	2,990,101
MYR	17,213,000	USD	4,807,295	11/19/08	4,807,295	4,861,262	53,967
USD	2,819,107	TWD	90,000,000	11/19/08	(2,819,107)	(2,734,316)	84,791

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Open Forward Foreign Currency Contracts with Unrealized Appreciation (continued)
USD	49,608,000	SGD	73,449,605	11/19/08	$(49,608,000)	$(49,518,535)	$89,465
USD	1,772,615	PHP	80,732,000	11/19/08	(1,772,616)	(1,649,393)	123,223
USD	15,650,000	JPY	1,519,380,250	11/19/08	(15,650,000)	(15,457,217)	192,783
USD	16,449,393	MYR	57,214,279	11/19/08	(16,449,393)	(16,158,345)	291,048
USD	8,750,000	SGD	12,534,375	11/19/08	(8,750,000)	(8,450,473)	299,527
USD	10,500,000	SGD	15,040,200	11/19/08	(10,500,000)	(10,139,860)	360,140
USD	27,332,000	SGD	39,220,053	11/19/08	(27,332,000)	(26,441,525)	890,475
USD	26,000,000	SGD	37,169,600	11/19/08	(26,000,000)	(25,059,143)	940,857
USD	12,527,000	EUR	8,821,272	11/19/08	(12,527,000)	(11,178,317)	1,348,683
USD	34,037,815	EUR	23,000,000	11/19/08	(34,037,815)	(29,145,603)	4,892,212
USD	16,265,021	INR	705,901,899	11/20/08	(16,265,021)	(14,215,271)	2,049,750
USD	12,500,000	PHP	570,250,000	11/28/08	(12,500,000)	(11,646,692)	853,308
USD	15,894,894	KRW	18,147,200,000	12/04/08	(15,894,894)	(14,133,884)	1,761,010
USD	20,000,000	PHP	950,400,000	12/10/08	(20,000,000)	(19,405,980)	594,020
USD	10,000,000	CNY	68,380,000	12/12/08	(10,000,000)	(9,956,609)	43,391
USD	31,145,185	PHP	1,300,000,000	12/22/08	(31,145,185)	(26,542,648)	4,602,537
USD	20,960,320	PHP	1,006,808,000	12/23/08	(20,960,320)	(20,556,312)	404,008
CNY	51,186,000	USD	7,405,703	01/14/09	7,405,703	7,423,102	17,399
INR	416,000,000	USD	7,585,704	02/03/09	7,585,704	8,331,289	745,585
Total							$33,041,350
Open Forward Foreign Currency Contracts with Unrealized Depreciation
INR	1,590,260,000	USD	37,000,000	11/03/08	37,000,000	32,158,948	(4,841,052)
USD	31,952,180	INR	1,590,260,000	11/03/08	(31,952,180)	(32,158,948)	(206,768)
IDR	141,000,000,000	USD	15,000,000	11/06/08	15,000,000	12,929,256	(2,070,744)
IDR	81,270,000,000	USD	8,600,000	11/06/08	8,600,000	7,452,203	(1,147,797)
CNY	70,969,600	USD	10,400,000	11/19/08	10,400,000	10,371,427	(28,573)
EUR	17,460,317	USD	25,300,000	11/19/08	25,300,000	22,125,717	(3,174,283)
EUR	14,199,604	USD	20,000,000	11/19/08	20,000,000	17,993,740	(2,006,260)
MYR	10,554,900	USD	3,159,393	11/19/08	3,159,393	2,980,894	(178,499)
SGD	230,000,000	USD	163,213,171	11/19/08	163,213,171	155,062,278	(8,150,893)
SGD	20,387,000	USD	14,276,611	11/19/08	14,276,611	13,744,586	(532,025)
TWD	90,000,000	USD	2,879,079	11/19/08	2,879,079	2,734,316	(144,763)
USD	4,555,000	JPY	485,849,965	11/19/08	(4,555,000)	(4,942,731)	(387,731)
USD	6,600,000	JPY	682,354,200	11/19/08	(6,600,000)	(6,941,841)	(341,841)
USD	29,526,000	SGD	44,116,273	11/19/08	(29,526,000)	(29,742,477)	(216,477)
USD	6,350,000	SGD	9,487,535	11/19/08	(6,350,000)	(6,396,343)	(46,343)
USD	4,082,735	USD	6,121,245	11/19/08	(4,082,735)	(4,126,844)	(44,109)
INR	705,901,890	USD	16,168,161	11/20/08	16,168,161	14,215,271	(1,952,890)
USD	3,784,434	PHP	196,949,500	11/23/08	(3,784,434)	(4,021,179)	(236,745)
KRW	18,147,200,000	USD	16,000,000	12/04/08	16,000,000	14,133,884	(1,866,116)
INR	403,400,000	USD	10,000,000	12/05/08	10,000,000	8,093,469	(1,906,531)
PHP	608,704,000	USD	12,800,000	12/10/08	12,800,000	12,428,975	(371,025)
CNY	237,545,000	USD	35,000,000	12/12/08	35,000,000	34,588,223	(411,777)
IDR	50,872,500,000	USD	5,250,000	12/19/08	5,250,000	4,605,116	(644,884)
PHP	536,015,000	USD	11,500,000	12/23/08	11,500,000	10,943,985	(556,015)
SGD	11,175,000	USD	7,755,031	01/07/09	7,755,031	7,547,385	(207,646)
CNY	41,000,000	USD	6,180,283	01/23/09	6,180,283	5,940,737	(239,546)
USD	7,995,387	INR	416,000,000	02/03/09	(7,995,387)	(8,331,289)	(335,902)
CNY	124,986,800	USD	19,300,000	05/27/09	19,300,000	18,030,670	(1,269,330)
Total							$(33,516,565)

Currency Abbreviations:
CNY = Chinese Yuan Renminbi

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

EUR = Euro currency
IDR = Indonesian Rupiah
INR = Indian Rupee
JPY = Japanese Yen
KRW = South Korean Won
MYR = Malaysian Ringgit
PHP = Philippine Peso
SGD = Singapore Dollar
TWD = Taiwan Dollar
USD = U.S. Dollar

I) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At October 31, 2008, the Portfolio had the following open futures contracts:

Futures Contract	Number of Contracts Long (Short)	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
Korea Treasury 3 Year Bonds Futures	998	12/16/08	$82,550,791	$84,713,459	$2,162,668
U.S. Treasury 2 Year Bonds Futures	702	12/31/08	150,562,157	150,809,344	247,187
U.S. Treasury 5 Year Bonds Futures	(525)	12/31/08	(58,997,297)	(59,460,352)	(463,055)
U.S. Treasury 10 Year Bonds Futures	(120)	12/19/08	(13,729,533)	(13,569,375)	160,158
			$160,386,118	$162,493,076	$2,106,958

J) SWAPS — The Portfolio may enter into swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract.

The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At October 31, 2008, the Portfolio had the following outstanding swap contracts:

Interest Rate Swaps

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable	Unrealized Appreciation/ (Depreciation)
KRW	30,000,000,000	05/11/12	CITI	Receive	5.74%	Fixed	$(9,659,830)
KRW	(30,000,000,000)	05/11/12	CITI	Pay	4.96%	KDSA Index 3M	9,193,732
KRW	30,000,000,000	12/06/12	CITI	Receive	5.79%	Fixed	(10,039,401)
KRW	(30,000,000,000)	12/06/12	CITI	Pay	5.27%	KWCDC Index 3M	9,191,979
KRW	25,000,000,000	03/27/18	CITI	Receive	5.80%	Fixed	(6,856,353)
KRW	(25,000,000,000)	03/27/18	CITI	Pay	5.10%	KWCDC Index 3M	5,972,682
SGD	55,000,000	05/20/13	CITI	Receive	2.90%	SORF Index 6M	(2,775,577)
SGD	(55,000,000)	05/20/13	CITI	Pay	1.57%	Fixed	2,838,290
SGD	35,000,000	05/19/15	CITI	Receive	3.14%	SORF Index 6M	(1,849,890)
SGD	(35,000,000)	05/19/15	CITI	Pay	1.57%	Fixed	1,806,185
SGD	15,000,000	05/19/23	CITI	Receive	3.65%	SORF Index 6M	(595,876)
SGD	(15,000,000)	05/19/23	CITI	Pay	1.57%	Fixed	774,079
THB	485,906,000	07/09/13	CITI	Receive	3.89%	Fixed	(1,820,947)
THB	(485,906,000)	07/09/13	CITI	Pay	6.22%	BIBOR Index 6M	588,803
THB	485,906,000	07/09/13	CITI	Receive	4.05%	BIBOR Index 6M	(282,104)
THB	(485,906,000)	07/09/13	CITI	Pay	4.03%	Fixed	64,759
							$(3,449,469)

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

Currency Swaps

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Unrealized Appreciation/ (Depreciation)
USD	1,076,890	11/28/08	CITI	Receive USD	$13,397
KRW	(1,000,000,000)	11/28/08	CITI	Pay KRW	293,095
USD	21,636,829	12/07/09	CITI	Receive USD	254,665
KRW	(20,000,000,000)	12/07/09	CITI	Pay KRW	5,781,529
USD	15,000,000	01/28/10	CITI	Receive USD	118,950
KRW	(14,250,000,000)	01/28/10	CITI	Pay KRW	3,880,154
USD	20,000,000	02/07/10	CITI	Receive USD	288,800
KRW	(20,220,000,000)	02/07/10	CITI	Pay KRW	4,141,800
USD	2,354,310	02/16/10	CITI	Receive USD	14,597
KRW	(2,226,000,000)	02/16/10	CITI	Pay KRW	608,375
USD	19,743,337	07/11/10	CITI	Receive USD	(125,568)
KRW	(20,000,000,000)	07/11/10	CITI	Pay KRW	4,139,014
USD	20,018,016	07/14/10	CITI	Receive USD	(132,519)
KRW	(20,000,000,000)	07/14/10	CITI	Pay KRW	3,722,420
USD	2,426,007	06/13/11	CITI	Receive USD	242,188
KRW	(2,500,000,000)	06/13/11	CITI	Pay KRW	496,691
USD	(48,749,470)	05/11/12	CITI	Pay USD	(664,943)
PHP	2,300,000,000	05/11/12	CITI	Receive PHP	(4,306,625)
USD	(15,000,000)	12/03/12	CITI	Pay USD	(180,600)
PHP	639,000,000	12/03/12	CITI	Receive PHP	(3,007,125)
USD	15,000,000	06/28/13	CITI	Receive USD	(74,550)
KRW	(15,543,000,000)	06/28/13	CITI	Pay KRW	2,707,551
USD	4,859,611	06/22/17	CITI	Receive USD	56,129
KRW	(4,500,000,000)	06/22/17	CITI	Pay KRW	1,074,619
					$19,342,044

Credit Default Swaps

Currency	Notional Amount	Expiration Date	Underlying Instrument	Counterparty	Annual Rate	Unrealized Appreciation/ (Depreciation)	Upfront Payment
USD	(6,000,000)	06/20/13	Republic of Vietnam & Indonesia Government	CITI	3.50%	$402,360	$0
USD	17,000,000	12/20/13	ITRAXX Asia Ex Japan Index	CITI	2.00%	(1,604,951)	326,607
						$(1,202,591)	$326,607

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. During the year ended October 31, 2008, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $315,658, of which $215,934 was rebated to borrowers (brokers). The Portfolio retained $79,620 in income from the cash collateral investment, and SSB, as lending agent, was paid $20,104. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

L) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolio to increased volatility or substantial declines in value.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Portfolio invests in junk bonds) the Portfolio's net asset value.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the year ended October 31, 2008, investment advisory fees earned were $3,194,577.

Credit Suisse Asset Management Limited ("Credit Suisse Australia"), an affiliate of Credit Suisse, is sub-investment adviser to the Portfolio (the "Sub-Adviser"). Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. No compensation is payable by the Portfolio to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $207,766.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended October 31, 2008, Merrill was paid $19,160 for its services to the Portfolio.

The Portfolio reimbursed Credit Suisse for offering costs in the amount of $62,444 that have been paid by Credit Suisse. Offering costs, including initial

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 3. Transactions with Affiliates and Related Parties

registration costs, were deferred and were charged to expenses during the Portfolio's first year of operation. For the year ended October 31, 2008, $41,655 has been expensed to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility , which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2008, and during the year ended October 31, 2008, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2008, purchases and sales of investment securities (excluding short-term investments) were $504,141,514 and $466,018,494, respectively.

Note 6. Capital Share Transactions

The Portfolio is authorized to issue sixteen billion full and fractional shares of capital stock of separate series having a $.001 par value per share. Shares of two series have been classified, one of which constitutes the interest in the Portfolio. Transactions in capital shares of the Portfolio were as follows:

	For the Year Ended October 31, 2008		For the Period Ended October 31, 2007[1]
	Shares	Value	Shares	Value
Shares sold	84,202,574	$840,562,342	47,710,878	$476,521,491
Shares issued in reinvestment of dividends and distributions	335	3,294	—	—
Shares redeemed	(91,990,260)	(895,859,831)	(4,841,560)	(48,137,851)
Net increase (decrease)	(7,787,351)	$(55,294,195)	42,869,318	$428,383,640

1  For the period May 1, 2007 (commencement of operations) through October 31, 2007.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 6. Capital Share Transactions

The Portfolio imposes a 2% redemption fee on shares currently being offered that are purchased and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Portfolio and becomes part of the Portfolio's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On October 31, 2008, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	99%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended October 31, 2008 and 2007, respectively, by the Portfolio were as follows:

Ordinary Income		Return of Capital
2008	2007	2008	2007
$13,183,181	$6,464,366	9,621,578	—

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of losses deferred on wash sales and mark to market of forwards, futures and swap contracts. At October 31, 2008, the components of distributable earnings on a tax basis for the Portfolio were as follows:

Undistributed net investment income	$—
Accumulated net realized loss	(14,596,814)
Unrealized depreciation	(70,428,823)
$(85,025,637)

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 7. Federal Income Taxes

At October 31, 2008, the Portfolio had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31,
2016
$14,596,814

At October 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $337,602,199, $108,362, $(84,463,172) and $(84,354,810), respectively.

At October 31, 2008, the Portfolio reclassified $7,009,832 from undistributed net investment income and $9,621,578 from paid in capital to accumulated net realized loss from investments, to adjust for current period permanent book/tax differences. These permanent differences are due to differing book/tax treatments of foreign currency transactions, return of capital distributions, distribution reclasses and swap income reclasses. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 9. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Portfolio does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Institutional Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Asia Bond Portfolio (one portfolio of the Credit Suisse Institutional Fund, Inc., hereafter referred to as the "Fund") at October 31, 2008, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 29, 2008

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Audit Committee Chairman and Nominating Committee Member	Since Fund Inception	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	33	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Audit and Nominating Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	26	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	26	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Audit Committee Member and Nominating Committee Chairman	Since Fund Inception	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	33	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since Fund Inception	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer, Vice President and Secretary	Since Fund Inception	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Assistant Vice President of Credit Suisse since June 2007; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Tax Information Letter
October 31, 2008 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2008, the Portfolio designates up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Portfolio pays a distribution during calendar year 2008, complete information will be reported in conjunction with Form 1099-DIV.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTAB-AR-1008

CREDIT SUISSE

INSTITUTIONAL FUND

Annual Report

October 31, 2008

CREDIT SUISSE INSTITUTIONAL FUND, INC.
■  INTERNATIONAL FOCUS PORTFOLIO

The Portfolio's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, is provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and Portfolio holdings described in this document are as of October 31, 2008; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Annual Investment Adviser's Report
October 31, 2008 (unaudited)

December 10, 2008

Dear Shareholder:

For the twelve-month period ended October 31, 2008, Credit Suisse Institutional Fund, Inc. — International Focus Portfolio1 had a loss of -44.21% versus a decrease of -46.62% for its benchmark, the Morgan Stanley Capital International EAFE Index (net dividends).2

Market Review: A period defined by volatility

For the annual period ended October 31, 2008, international equity markets came under severe pressure. This was a result of the sub-prime crisis, the subsequent credit crunch, and the recognition that there was a significant possibility that the United States and other countries would fall into recession.

The investment banking firm, Lehman Brothers, became a casualty of the credit crisis, declaring bankruptcy on September 15, 2008. On the other hand, global insurance firm AIG was bailed out by the U.S. government through an $85 billion rescue package.

U.S. Treasury Secretary Henry Paulson, together with Ben Bernanke, Chairman of the U.S. Federal Reserve, proposed the "TARP" (Troubled Asset Recovery Program), whereby $700 billion in aid would be used to prevent a systematic failure of the banking system. The program was eventually approved by the U.S. Senate and Congress.

Commodity prices rose significantly during the period only to fall back swiftly in the end. Crude oil prices, for example, approached $150 per barrel only to close below $70 per barrel on October 31, 2008.

Given the enormous financial stresses during the period, it is no surprise that there was a "flight to quality," or movement from riskier equities into the relative safety of bonds, especially U.S. Treasury securities. Emerging equity markets — and companies with highly-leveraged balance sheets — came under pressure and, in general, small- and mid-cap stocks performed poorly. Subsequently, the yield on 3-month U.S. Treasury Bills fell to extremely low levels, as investors were prepared to accept very low yields in order to protect their capital.

Strategic Review and Outlook: Opportunities abound

For the 12-month period ended October 31, 2008, the portfolio outperformed its benchmark due mainly to the holding of cash balances and an overweight position in the pharmaceutical sector. In addition, stock selection in the banking sector and materials sector added to relative performance. Conversely, stock selection in the energy sector detracted from performance.

1

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

During the period, the portfolio was positioned in a fairly defensive manner. We held more cash than usual in order to gain some protection from the falling market. Additionally, we have been overweight in pharmaceuticals and telecommunications services, as these two sectors tend to be relatively defensive during times of market turmoil.

Because of the flight away from risky assets, a number of areas of the market now appear cheaply valued. We expect to see continued economic weakness on a global basis; however, we believe that this economic weakness is already factored into share prices. We will therefore look to invest, at the margin, in names that we believe look cheap on valuation in the short term, but have excellent long-term prospects.

The Credit Suisse International Equity Team

Neil Gregson
Tom Mann

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. The Portfolio's fifteen largest holdings may account for 40% or more of the Portfolio's assets. As a result of this strategy, the Portfolio may be subject to greater volatility than a portfolio that invests in a larger number of issuers.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $3,000,000 Investment in the
Credit Suisse Institutional Fund, Inc. — International Focus Portfolio1 and
MSCI EAFE Index2 for Ten Years.

3

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Average Annual Returns as of September 30, 20081

1 Year	5 Years	10 Years	Since Inception[3]
(27.84)%	9.43%	4.94%	6.63%

Average Annual Returns as of October 31, 20081

1 Year	5 Years	10 Years	Since Inception[3]
(44.21)%	3.15%	2.06%	5.11%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.58%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.95%

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index Net Dividends is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

3  Inception date 09/01/92.

4

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2008.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2008

Actual Portfolio Return
Beginning Account Value 5/1/08	$1,000.00
Ending Account Value 10/31/08	$605.20
Expenses Paid per $1,000*	$3.83
Hypothetical 5% Portfolio Return
Beginning Account Value 5/1/08	$1,000.00
Ending Account Value 10/31/08	$1,020.36
Expenses Paid per $1,000*	$4.82
Annualized Expense Ratios*	0.95%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

7

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments
October 31, 2008

	Number of Shares	Value
COMMON STOCKS (93.8%)
Australia (2.3%)
Banks (1.0%)
Westpac Banking Corp.	9,960	$135,670
Specialty Retail (1.3%)
Billabong International, Ltd.	21,647	171,798
TOTAL AUSTRALIA		307,468
Belgium (0.9%)
Metals & Mining (0.9%)
Umicore	6,956	123,762
TOTAL BELGIUM		123,762
Bermuda (1.3%)
Marine (0.5%)
Dockwise, Ltd.*	78,417	70,056
Real Estate (0.8%)
Hiscox, Ltd.	25,897	103,025
TOTAL BERMUDA		173,081
Denmark (0.8%)
Electronic Equipment & Instruments (0.8%)
Vestas Wind Systems A/S*	2,631	107,206
TOTAL DENMARK		107,206
Finland (1.2%)
Diversified Telecommunication Services (1.2%)
Nokia Oyj	11,033	168,144
TOTAL FINLAND		168,144
France (9.4%)
Banks (2.1%)
BNP Paribas	2,223	159,685
Societe Generale	2,228	120,818
		280,503
Diversified Telecommunication Services (1.5%)
France Telecom SA	7,832	196,481
Insurance (1.0%)
Axa	7,009	133,217
Media (1.1%)
Vivendi SA	5,587	145,294
Metals & Mining (0.5%)
Vallourec SA	664	73,896
Oil & Gas (1.8%)
Total SA	4,459	244,054

See Accompanying Notes to Financial Statements.
8

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
France
Pharmaceuticals (1.4%)
Sanofi-Aventis	3,078	$194,019
TOTAL FRANCE		1,267,464
Germany (14.4%)
Automobiles (0.4%)
Daimler AG	1,661	56,021
Biotechnology (1.9%)
MorphoSys AG*	4,155	256,931
Chemicals (3.1%)
BASF SE	6,599	216,746
Bayer AG	3,728	203,034
		419,780
Electric Utilities (2.3%)
E.ON AG	8,365	311,879
Electronic Equipment & Instruments (2.2%)
Norddeutsche Affinerie AG	4,676	148,607
Siemens AG	2,612	152,817
		301,424
Insurance (1.1%)
Muenchener Rueckversicherungs-Gesellshaft AG	1,087	140,394
Multi-Utilities (2.3%)
RWE AG	3,708	302,435
Textiles & Apparel (1.1%)
Adidas AG	4,203	145,252
TOTAL GERMANY		1,934,116
Hong Kong (1.3%)
Wireless Telecommunication Services (1.3%)
China Mobile, Ltd.	19,312	170,001
TOTAL HONG KONG		170,001
India (1.6%)
Diversified Telecommunication Services (1.6%)
Bharti Airtel, Ltd.*	15,729	216,632
TOTAL INDIA		216,632
Israel (1.9%)
Pharmaceuticals (1.9%)
Teva Pharmaceutical Industries, Ltd. ADR	5,881	252,177
TOTAL ISRAEL		252,177

See Accompanying Notes to Financial Statements.
9

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Italy (3.3%)
Banks (2.1%)
Intesa Sanpaolo	67,533	$245,903
UniCredito Italiano SpA	15,561	37,899
		283,802
Oil & Gas (1.2%)
Eni SpA	6,801	161,500
TOTAL ITALY		445,302
Japan (19.6%)
Automobiles (2.2%)
Honda Motor Co., Ltd.	2,938	73,174
Toyota Motor Corp.	5,497	215,012
		288,186
Banks (5.6%)
Mitsubishi UFJ Financial Group, Inc.§	23,507	147,962
Mizuho Financial Group, Inc.	70	171,204
The Bank of Kyoto, Ltd.	22,065	232,474
The Bank of Yokohama, Ltd.§	42,107	204,572
		756,212
Chemicals (1.9%)
Shin-Etsu Chemical Co., Ltd.	4,841	257,744
Diversified Financials (0.9%)
Daiwa Securities Group, Inc.	22,289	126,216
Electronic Equipment & Instruments (1.6%)
Omron Corp.	15,240	217,938
Food & Drug Retailing (2.0%)
Seven & I Holdings Co., Ltd.§	9,451	265,797
Machinery (1.1%)
Komatsu, Ltd.	13,858	152,598
Pharmaceuticals (1.2%)
Takeda Pharmaceutical Co., Ltd.	3,200	159,251
Road & Rail (1.4%)
Central Japan Railway Co.	23	189,242
Wireless Telecommunication Services (1.7%)
KDDI Corp.	37	222,047
TOTAL JAPAN		2,635,231
Netherlands (7.9%)
Chemicals (1.2%)
Koninklijke DSM NV	5,726	158,647

See Accompanying Notes to Financial Statements.
10

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Netherlands
Food Products (1.2%)
Koninklijke Numico NV	177	$12,322
Nutreco Holding NV	4,679	148,423
		160,745
Household Durables (1.3%)
Koninklijke (Royal) Philips Electronics NV	9,901	182,035
IT Consulting & Services (1.7%)
Exact Holding NV	9,586	222,430
Oil & Gas (1.3%)
Royal Dutch Shell PLC Class A	6,503	179,324
Transportation Infrastructure (1.2%)
Koninklijke Boskalis Westminster NV	4,898	160,874
TOTAL NETHERLANDS		1,064,055
Norway (1.9%)
Banks (1.3%)
DnB NOR ASA	29,388	170,392
Oil & Gas (0.6%)
StatoilHydro ASA	3,910	78,680
TOTAL NORWAY		249,072
Singapore (1.1%)
Banks (1.1%)
United Overseas Bank, Ltd.	16,601	149,994
TOTAL SINGAPORE		149,994
Sweden (0.3%)
Diversified Telecommunication Services (0.3%)
Telefonaktiebolaget LM Ericsson Share B	5,748	38,956
TOTAL SWEDEN		38,956
Switzerland (5.5%)
Food Products (2.9%)
Nestle SA	10,126	390,955
Pharmaceuticals (2.6%)
Novartis AG	6,858	345,610
TOTAL SWITZERLAND		736,565
Taiwan (2.2%)
Diversified Telecommunication Services (2.2%)
Chunghwa Telecom Co., Ltd. ADR	18,163	298,968
TOTAL TAIWAN		298,968

See Accompanying Notes to Financial Statements.
11

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United Kingdom (16.9%)
Banks (1.9%)
HSBC Holdings PLC§	21,122	$251,412
Insurance (0.5%)
Chaucer Holdings PLC	74,835	70,202
Metals & Mining (2.6%)
Antofagasta PLC	21,093	130,840
BHP Billiton PLC	13,289	226,552
		357,392
Oil & Gas (4.5%)
BG Group PLC	9,148	135,047
BP PLC	38,062	311,495
Royal Dutch Shell PLC Class A§	6,059	167,132
		613,674
Personal Products (0.9%)
Unilever PLC	5,328	120,174
Pharmaceuticals (3.0%)
AstraZeneca PLC	4,865	206,991
GlaxoSmithKline PLC	9,993	192,869
		399,860
Tobacco (1.8%)
Imperial Tobacco Group PLC	8,847	238,056
Wireless Telecommunication Services (1.7%)
Vodafone Group PLC	116,756	225,498
TOTAL UNITED KINGDOM		2,276,268
TOTAL COMMON STOCKS (Cost $15,931,397)		12,614,462
PREFERRED STOCK (1.4%)
Germany (1.4%)
Household Products (1.4%)
Henkel AG & Co. KGaA (Cost $267,864)	6,751	191,953
SHORT-TERM INVESTMENTS (4.7%)
State Street Navigator Prime Portfolio§§	240,314	240,314
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 11/03/08	$387	387,000
TOTAL SHORT-TERM INVESTMENTS (Cost $627,314)		627,314
TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $16,826,575)		13,433,729
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		16,772
NET ASSETS (100.0%)		$13,450,501

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Statement of Assets and Liabilities
October 31, 2008

Assets
Investments at value, including collateral for securities on loan of $240,314 (Cost $16,826,575) (Note 2)	$13,433,729[1]
Cash	316
Foreign currency at value (cost $282,638) (Note 2)	280,408
Dividend and interest receivable	38,649
Receivable from investment adviser (Note 3)	1,383
Prepaid expenses and other assets	16,474
Total Assets	13,770,959
Liabilities
Administrative services fee payable (Note 3)	3,477
Payable upon return of securities loaned (Note 2)	240,314
Payable for investments purchased	25,797
Directors' fee payable	5,567
Other accrued expenses payable	45,303
Total Liabilities	320,458
Net Assets
Capital stock, $.001 par value (Note 6)	1,453
Paid-in capital (Note 6)	154,433,529
Undistributed net investment income	393,173
Accumulated net realized loss on investments and foreign currency transactions	(137,984,034)
Net unrealized depreciation from investments and foreign currency translations	(3,393,620)
Net Assets	$13,450,501
Shares outstanding	1,453,258
Net asset value, offering price, and redemption price per share	$9.26

1  Including $228,309 of securities on loan.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Statement of Operations
For the Year Ended October 31, 2008

Investment Income (Note 2)
Dividends	$676,667
Interest	9,245
Securities lending	39,462
Foreign taxes withheld	(63,634)
Total investment income	661,740
Expenses
Investment advisory fees (Note 3)	165,734
Administrative services fees (Note 3)	12,916
Audit and tax fees	36,086
Printing fees (Note 3)	25,915
Registration fees	18,948
Custodian fees	17,600
Legal fees	16,191
Directors' fees	12,537
Transfer agent fees	4,089
Insurance expense	645
Commitment fees (Note 4)	285
Miscellaneous expense	17,081
Total expenses	328,027
Less: fees waived (Note 3)	(131,243)
Net expenses	196,784
Net investment income	464,956
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(201,694)
Net realized loss from foreign currency transactions	(79,089)
Net change in unrealized appreciation (depreciation) from investments	(10,873,519)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(4,524)
Net realized and unrealized loss from investments and foreign currency related items	(11,158,826)
Net decrease in net assets resulting from operations	$(10,693,870)

See Accompanying Notes to Financial Statements.
14

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Statements of Changes in Net Assets

	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
From Operations
Net investment income	$464,956	$489,423
Net realized gain (loss) from investments and foreign currency transactions	(280,783)	7,086,494
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(10,878,043)	(1,009,102)
Net increase (decrease) in net assets resulting from operations	(10,693,870)	6,566,815
From Dividends
Dividends from net investment income	(479,081)	(435,704)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	24,853	265,757
Reinvestment of dividends	473,899	356,087
Net asset value of shares redeemed	(211,867)[1]	(12,622,705)
Net increase (decrease) in net assets from capital share transactions	286,885	(12,000,861)
Net decrease in net assets	(10,886,066)	(5,869,750)
Net Assets
Beginning of year	24,336,567	30,206,317
End of year	$13,450,501	$24,336,567
Undistributed net investment income	$393,173	$476,502

1  Net of $47 of redemption fees retained by the Portfolio.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$16.95	$13.58	$11.32	$9.73	$8.92
INVESTMENT OPERATIONS
Net investment income[1]	0.32	0.26	0.19	0.16	0.13
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(7.68)	3.31	2.33	1.75	0.97
Total from investment operations	(7.36)	3.57	2.52	1.91	1.10
REDEMPTION FEES	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.33)	(0.20)	(0.26)	(0.32)	(0.05)
Distributions from net realized gains	—	—	—	—	(0.24)
Total dividends and distributions	(0.33)	(0.20)	(0.26)	(0.32)	(0.29)
Net asset value, end of year	$9.26	$16.95	$13.58	$11.32	$9.73
Total return[3]	(44.21)%	26.56%	22.55%	19.95%	12.50%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$13,451	$24,337	$30,206	$28,661	$55,190
Ratio of expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	2.24%	1.78%	1.55%	1.55%	1.38%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.63%	0.49%	0.46%	0.38%	0.22%
Portfolio turnover rate	78%	36%	48%	55%	98%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements
October 31, 2008

Note 1. Organization

The Credit Suisse Institutional Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers two managed investment portfolios, one of which, the International Focus Portfolio (the "Portfolio"), is contained in this report. The Portfolio is classified as diversified and has long-term capital appreciation as its investment objective. The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar

17

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

18

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2008, the Portfolio had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

19

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2008, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $146,760, of which $97,235 was rebated to borrowers (brokers). The Portfolio retained $39,462 in income from the cash collateral investment, and SSB, as lending agent, was paid $10,063. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.80% of the Portfolio's average daily net assets. For the year ended October 31, 2008, investment advisory fees earned and voluntarily waived were $165,734 and $131,243, respectively. Credit Suisse will not recapture from the Portfolio any fees it waived or reimbursed during the fiscal year ended October 31, 2008. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"), affiliates of Credit Suisse, are sub-investment advisers to the Portfolio (the "Sub-Advisers"). Credit Suisse U.K.'s and Credit Suisse Australia's sub-investment advisory fees

20

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 3. Transactions with Affiliates and Related Parties

are paid by Credit Suisse out of Credit Suisse's net investment advisory fees and are not paid by the Portfolio. As of October 1, 2008, Credit Suisse Australia no longer serves as sub-investment adviser to the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. No compensation is payable by the Portfolio to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $12,916.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended October 31, 2008, Merrill was paid $26,603 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2008, and during the year ended October 31, 2008, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2008, purchases and sales of investment securities (excluding short-term investments) were $16,359,423 and $15,629,508, respectively.

21

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 6. Capital Share Transactions

The Fund is authorized to issue up to sixteen billion full and fractional shares of capital stock of separate series having a $.001 par value per share. Shares of the two series have been classified, one of which constitutes the interest in the Portfolio. Transactions in capital shares of the Portfolio were as follows:

	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
Shares sold	1,554	17,878
Shares issued in reinvestment of dividends	29,993	25,399
Shares redeemed	(13,913)	(831,406)
Net increase (decrease)	17,634	(788,129)

The Portfolio imposes a 2% redemption fee on shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Portfolio and becomes part of the Portfolio's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On October 31, 2008, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	88%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended October 31, 2008 and 2007, respectively, by the Portfolio were as follows:

Ordinary Income
2008	2007
$479,081	$435,704

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax

22

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 7. Federal Income Taxes

differences. These differences are primarily due to losses deferred on wash sales and mark to market of forward contracts. At October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$393,173
Accumulated realized loss	(137,856,669)
Unrealized depreciation	(3,520,985)
$(140,984,481)

At October 31, 2008, the Portfolio had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31,
2009	2010	2016
$63,217,101	$74,521,488	$118,080

Included in the Portfolio's capital loss carryforwards which expire in 2009 and 2010 is $3,062,409 and $3,586,266 respectively, acquired in the Credit Suisse International Fund merger, which is subject to IRS limitations.

During the tax year ended October 31, 2008, the Portfolio did not utilize any of the capital loss carryforward.

It is uncertain whether the Portfolio will be able to realize the benefits of the capital loss carryforward before they expire.

At October 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $16,954,225, $949,019, $(4,469,515) and $(3,520,496), respectively.

At October 31, 2008, the Portfolio reclassified $68,756 to accumulated net realized loss from investments and $448 to paid in capital from undistributed net investment income, to adjust for current period permanent book/tax differences that arose principally from differing book/tax treatments of foreign currency contracts and cumulative basis adjustments on Partnerships. Net assets were not affected by these reclassifications.

23

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
October 31, 2008

Note 8. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Portfolio does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

24

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Institutional Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International Focus Portfolio (one portfolio of the Credit Suisse Institutional Fund, Inc., hereafter referred to as the "Fund") at October 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 29, 2008

25

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	33	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Audit and Nominating Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	26	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1   Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2   Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

26

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director, Audit and Nominating Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A.Walsh School of Foreign Service, Georgetown University from June 1995 to present.	26	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Audit Committee Member and Nominating Committee Chairman	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	33	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

27

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Assistant Vice President of Credit Suisse since June 2007; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

28

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Tax Information Letter
October 31, 2008 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2008, the Portfolio designates approximately $479,081, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Portfolio pays a distribution during calendar year 2008, complete information will be reported in conjunction with Form 1099-DIV.

29

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

30

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTFUND-AR-1008

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2008. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2008.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2007 and October 31, 2008.

	2007	2008
Audit Fees	$40,648	$60,000
Audit-Related Fees(1)	$3,340	$6,800
Tax Fees(2)	$5,180	$6,510
All Other Fees	—	—
Total	$49,168	$73,310

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,340 for 2007 and $6,800 for 2008).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2007 and October 31, 2008.

2

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2007 and October 31, 2008:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2007 and October 31, 2008 were $8,520 and $13,310, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

4

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.  Subsequent to the end of the reporting period, the registrant enhanced its procedures relating to the recording and review of valuations for swap contracts.

Item 12. Exhibits.

(a)(1)	Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL FUND, INC.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: January 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: January 8, 2009

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: January 8, 2009

6